Significant events after the reporting period - Additional Information (Detail) - TWD ($) $ in Thousands		12 Months Ended
	Mar. 10, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Events After The Reporting Period [Line Items]
Purchase of property, plant and equipment		$ 3,666,087	$ 5,451,431	$ 3,228,471
Non-related party [member]
Significant Events After The Reporting Period [Line Items]
Purchase of property, plant and equipment	$ 880,000